Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Nov. 16, 2017
Document Effective Date	Nov. 16, 2017
Prospectus Date	Feb. 28, 2017
HSBC EMERGING MARKETS DEBT FUND | Class A Shares
Risk/Return:
Trading Symbol	HCGAX
HSBC EMERGING MARKETS DEBT FUND | Class I Shares
Risk/Return:
Trading Symbol	HCGIX
HSBC Total Return Fund | Class A Shares
Risk/Return:
Trading Symbol	HTRAX
HSBC Total Return Fund | Class I Shares
Risk/Return:
Trading Symbol	HTRIX
HSBC Frontier Markets Fund | Class A Shares
Risk/Return:
Trading Symbol	HSFAX
HSBC Frontier Markets Fund | Class I Shares
Risk/Return:
Trading Symbol	HSFIX
HSBC Asia ex-Japan Smaller Companies Equity Fund | Class A Shares
Risk/Return:
Trading Symbol	HAJAX
HSBC Asia ex-Japan Smaller Companies Equity Fund | Class I Shares
Risk/Return:
Trading Symbol	HAJIX
HSBC Global High Yield Bond Fund | Class A Shares
Risk/Return:
Trading Symbol	HBYAX
HSBC Global High Yield Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	HBYIX
HSBC Global High Income Bond Fund | Class A Shares
Risk/Return:
Trading Symbol	HBIAX
HSBC Global High Income Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	HBIIX
HSBC Global Equity Volatility Focused Fund | Class A Shares
Risk/Return:
Trading Symbol	HGEAX
HSBC Global Equity Volatility Focused Fund | Class I Shares
Risk/Return:
Trading Symbol	HGEIX
HSBC Euro High Yield Bond Fund | Class A Shares
Risk/Return:
Trading Symbol	HEYAX
HSBC Euro High Yield Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	HEYIX